Contributed surplus	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Contributed surplus
13	Contributed surplus

Amount
$
Contributed surplus

Balance – December 31, 2016	6,961

Share-based compensation – stock options vested	571
Warrants expired	–
Stock options exercised	(1,157)

Balance – December 31, 2017	6,375

Share-based compensation – stock options vested	1,182
Stock options exercised	(1,053)

Balance – December 31, 2018	6,504

Stock options

The Board of Directors of the Corporation has established a stock option plan (the "Plan") under which options to acquire common shares of the Corporation are granted to directors, employees and other advisors of the Corporation. The maximum number of common shares issuable under the Plan shall not exceed 3,437,500, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. If any option expires or otherwise terminates for any reason without having been exercised in full, or if any option is exercised in whole or in part, the number of shares in respect of which option expired, terminated or was exercised shall again be available for the purposes of the Plan.

Stock options are granted with an exercise price determined by the Board of Directors, which is not less than the market price of the shares on the day preceding the award. The term of the option is determined by the Board of Directors, not to exceed ten years from the date of grant, however, the majority of options expire in five years. The vesting of the options is determined by the Board and beginning, January 1, 2018, is typically 33 1/3% every year after the date of grant.

In the event that the option holder should die while he or she is still a director, employee or other advisor of the Corporation, the expiry date shall be 12 months from the date of death of the option holder, not to exceed the original expiry date of the option. In the event that the option holder ceases to be a director, employee or other advisor of the Corporation other than by reason of death or termination, the expiry date of the option shall be the 90th day following the date the option holder ceases to be a director, employee or other advisor of the Corporation, not to exceed the original expiry date of the option.

The fair values of stock options are estimated using the Black-Scholes option pricing model. During the year ended December 31, 2018, 619,505 stock options (2017 - 266,813) with a weighted average exercise price of $6.65 (2017 - $2.40) and a term of five years (2017 - five years), were granted to employees and consultants. The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued. The value of these stock options has been estimated at $2,378 (2017 - $425), which is a weighted average grant date value per option of $3.84 (2017 - $1.60), using the Black-Scholes valuation model and the following weighted average assumptions:

	2018	2017
Risk-free interest rate	2.02%	2.70%
Expected volatility	77%	98%
Expected life (years)	4.2	4.4
Forfeiture rate	5%	4%

Option activity for the year ended December 31, 2018 and 2017 was as follows:

		2018		2017
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Outstanding - Beginning of year	1,498,052	2.26	1,961,791	2.23

Granted	619,505	6.65	266,814	2.40
Exercised	(626,875)[1]	2.18	(627,256)[1]	2.21
Expired	(5,569)	1.80	(64,068)	2.19
Forfeited	(10,636)	4.92	(39,229)	2.37

Outstanding - End of year	1,474,477	4.12	1,498,052	2.26

1 Of the 626,875 (2017 - 627,256) options exercised, 443,748 (2017 - 548,833) elected the cashless exercise, under which 297,626 shares (2017 - 238,130) were issued. These options would have otherwise been exercisable for proceeds of $975 (2017 - $1,227) on the exercise date.

The weighted average exercise price of options exercisable at December 31, 2018 is $4.09 (2017 - $2.25). The maximum number of common shares issuable under the Corporation’s stock option plan shall not exceed 3,437,500, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options.

At December 31, 2018, the following options were outstanding:

		Options outstanding			Options exercisable

			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$		$			$
1.98 – 2.29	285,939	2.08	2.16	285,939	2.08	2.16
2.30 – 2.38	259,377	2.37	1.48	259,377	2.37	1.48
2.39 – 3.01	310,125	2.50	2.63	310,125	2.50	2.63
3.02 – 6.72	400,625	6.36	4.17	5,312	3.20	0.25
6.73 – 7.39	218,411	7.09	4.17	–	–	–

	1,474,477	4.12	2.98	860,753	2.33	2.11